Business combination (Details Narrative)		12 Months Ended
	Oct. 06, 2023 SGD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,677,753		$ 2,213,460
Fair value of intangible assets
Contractual amount receivables	$ 190,283
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition cost		68,502	$ 90,375
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Total consideration amount	4,502,793
Consideration share amount	750,000
Cash consideraton	$ 513,600
Cash consideraton shares | shares	171,384
Goodwill	$ 2,213,460	1,677,753		2,213,460
Fair value of intangible assets		$ 1,473,542		$ 1,944,044
Simply Sakal Pte Ltd [Member] | Sale And Purchase Agreement [Member]
Business Acquisition [Line Items]
Total consideration amount	4,712,000
Cash	1,712,000
Consideration share amount	$ 3,000,000
Simply Sakal Pte Ltd [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%